Long-term deposit (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Long-term deposit
Security deposit	$ 1,161,000	$ 1,161,000
Deposit for facility construction and equipment	186,392	0
Total	$ 1,347,392	$ 1,161,000